Schedule of Company's Leasing Equipment (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Containers, cost	$ 6,310,408	$ 5,744,643
Containers, accumulated depreciation	(1,729,312)	(1,619,591)
Containers, net book value	4,581,096	4,125,052
Containers - Owned Fleet
Property, Plant and Equipment [Line Items]
Containers, cost	6,294,968	5,740,717
Containers, accumulated depreciation	(1,728,785)	(1,619,304)
Containers, net book value	4,566,183	4,121,413
Containers - Managed Fleet
Property, Plant and Equipment [Line Items]
Containers, cost	15,440	3,926
Containers, accumulated depreciation	(527)	(287)
Containers, net book value	$ 14,913	$ 3,639